Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MERGER FUND
Entity Central Index Key	0000701804
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000014124 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund®
Class Name	Class A
Trading Symbol	MERFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Merger Fund® (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® Class A / MERFX	$75	1.47%

Expenses Paid, Amount	$ 75
Expense Ratio, Percent	1.47%
Net Assets	$ 2,356,671,000
Holdings Count | Holding	347
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$2,356,671
Total number of portfolio holdings	347
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	85.6%
Financial	14.4%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	68.1%
Stock with Fixed Exchange Ratio	22.7%
Undetermined	4.5%
Cash and Stock	4.2%
Stock with Fixed Exchange Ratio (Collar)	0.5%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2025.
Asset Allocation(1)
Financials	46%
Communication Services	19%
Energy	15%
Consumer Staples	6%
Industrials	5%
Consumer Discretionary	5%
Information Technology	2%
Health Care	1%
Materials	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.

C000129310 [Member]
Shareholder Report [Line Items]
Fund Name	The Merger Fund®
Class Name	Class I
Trading Symbol	MERIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about The Merger Fund® (“Fund”) for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.virtus.com/investor-resources/mutual-fund-documents. You can also request this information by contacting us at 1‑800‑243‑1574.
Additional Information Phone Number	1‑800‑243‑1574
Additional Information Website	https://www.virtus.com/investor-resources/mutual-fund-documents
Expenses [Text Block]
What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
The Merger Fund® Class I / MERIX	$60	1.18%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.18%
Net Assets	$ 2,356,671,000
Holdings Count | Holding	347
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of June 30, 2025)
Fund net assets (‘000s)	$2,356,671
Total number of portfolio holdings	347
Portfolio turnover rate as of the end of the reporting period	63%

Holdings [Text Block]
DEAL COMPOSITION
Type of Buyer
Strategic	85.6%
Financial	14.4%
By Deal Type
Friendly	100.0%
Deal Terms*
Cash	68.1%
Stock with Fixed Exchange Ratio	22.7%
Undetermined	4.5%
Cash and Stock	4.2%
Stock with Fixed Exchange Ratio (Collar)	0.5%
*	Data expressed as a percentage of long common stock, corporate bonds and swap contract positions as of June 30, 2025.
Asset Allocation(1)
Financials	46%
Communication Services	19%
Energy	15%
Consumer Staples	6%
Industrials	5%
Consumer Discretionary	5%
Information Technology	2%
Health Care	1%
Materials	1%
Total	100%
(1)	Percentage of total investments as of June 30, 2025.